Inventories Table (Detail) (Truck, Parts and Other, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Truck, Parts and Other
Schedule of Inventory [Line Items]
Finished products	$ 432.0	$ 436.2
Work in process and raw materials	519.8	439.6
Inventory, Gross, Total	951.8	875.8
Less LIFO reserve	(169.4)	(165.4)
Inventories, net	$ 782.4	$ 710.4